Financial Instruments - Sensitivity Analysis of Foreign Currency Risk (Detail) - SGD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Foreign Currency Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact of a 5% change in foreign exchange rates on profit or loss	$ (502,732)	$ (389,235)